CONDENSED CONSOLIDATED STATEMENT OF OPERATIONS AND COMPREHENSIVE LOSS (Parenthetical) - USD ($) $ in Thousands			3 Months Ended				9 Months Ended
	Sep. 30, 2024		Sep. 30, 2025		Dec. 31, 2024		Sep. 30, 2025
Research and development	$ 2,473	[1]	$ 20,347	[1]	$ 14,034	[2]	$ 43,059	[1]
General and administrative	158	[3]	5,538	[3]	3,157	[4]	18,081	[3]
Interest expense	0	[5]	0	[5]	852	[6]	2,185	[5]
Related Party
Research and development	2,473		6,175		13,185		21,244
General and administrative	$ 90		$ 89		571		719
Interest expense					$ 341		$ 865

[1]	Includes related party amount of $6,175 and $21,244 for the three and nine months ended September 30, 2025, respectively, and $2,473 for the period from September 19, 2024 (inception) through September 30, 2024.
[2]	Includes related party amount of $13,185 for the period from September 19, 2024 (inception) to December 31, 2024 (see Note 12).
[3]	Includes related party amount of $89 and $719 for the three and nine months ended September 30, 2025, respectively, and $90 for the period from September 19, 2024 (inception) through September 30, 2024.
[4]	Includes related party amount of $571 for the period from September 19, 2024 (inception) to December 31, 2024 (see Note 12).
[5]	Includes related party amount of $865 for the nine months ended September 30, 2025.
[6]	Includes related party amount of $341 for the period from September 19, 2024 (inception) to December 31, 2024 (see Note 4).